Share-Based Payment Plans - Narrative (Details)				1 Months Ended	12 Months Ended
	Oct. 01, 2015 EUR (€) shares	Oct. 01, 2014 EUR (€) shares	May 30, 2014 EUR (€) phase shares	Aug. 31, 2017 EUR (€) employee shares	Dec. 31, 2018 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum percentage to be issued free					0.10%
Performance and Investment Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective)					50.00%
Delivery percent (free cash flow generation, maximum compliance)					50.00%
Award vesting period			5 years
Number of independent phases | phase			3
Number of shares assigned (shares)	6,775,445	6,927,953			8,466,996
Fair value of shares assigned (EUR per share) | €	€ 6.46	€ 6.82
Number of shares outstanding (shares)					8,451,511
Talent for the Future Share Plan 2014-2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares assigned (shares)	618,000	556,795
Fair value of shares assigned (EUR per share) | €	€ 6.46	€ 6.82
Global Employee Share Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum amount of shares an employee is allowed to purchase | €			€ 1,800
Minimum amount an employee can expend to purchase shares | €			€ 300
Number of shares to be received (shares)			1	3,187,055
Number of employees registered | employee				27,018
Value of rewarded shares | €				€ 33,000,000
Talent for the Future Share Plan 2018-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Delivery percent (fulfillment of TSR objective)					50.00%
Delivery percent (free cash flow generation, maximum compliance)					50.00%
Number of shares assigned (shares)					787,500
Number of shares outstanding (shares)					785,750